Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Financial Portfolio
Account Value	$ 26,663	$ 26,663	$ 26,663	$ 20,590	$ 17,858	$ 19,524	$ 14,956	$ 15,909	$ 12,640	$ 14,150	$ 11,654	$ 10,201	$ 10,000
Average Annual Return, Percent	29.50%	10.87%	10.29%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,256	$ 34,256	$ 34,256	27,401	21,697	26,495	20,586	17,386	13,223	13,828	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.51%	13.09%
S And P 500 financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Account Value	$ 29,527	$ 29,527	$ 29,527	$ 22,616	$ 20,166	$ 22,539	$ 16,691	$ 16,977	$ 12,849	$ 14,774	$ 12,092	$ 9,847	$ 10,000
Average Annual Return, Percent	30.56%	11.69%	11.42%